Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Home Equity Loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
First lien [Member]
Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables		¥ 3,477,208,979
Less: allowance for credit losses
- Individually evaluated		(13,099,754)
- Collectively evaluated		(272,173,960)
Subtotal		(285,273,714)
Net loans principal, interest and financing service fee receivables		3,191,935,265
Second lien [Member]
Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables		5,712,315,808
Less: allowance for credit losses
- Individually evaluated		(26,814,193)
- Collectively evaluated		(413,742,780)
Subtotal		(440,556,973)
Net loans principal, interest and financing service fee receivables		5,271,758,835
Subtotal [Member]
Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables	¥ 6,510,850,772	9,189,524,787
Less: allowance for credit losses
- Individually evaluated	(79,208,134)	(39,913,947)
- Collectively evaluated	(548,717,233)	(685,916,740)
Subtotal	(627,925,367)	(725,830,687)
Net loans principal, interest and financing service fee receivables	5,882,925,405	¥ 8,463,694,100
First lien One [Member]
Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables	2,475,754,706
Less: allowance for credit losses
- Individually evaluated	(43,242,069)
- Collectively evaluated	(201,671,557)
Subtotal	(244,913,626)
Net loans principal, interest and financing service fee receivables	2,230,841,080
Second lien One [Member]
Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables	4,035,096,066
Less: allowance for credit losses
- Individually evaluated	(35,966,065)
- Collectively evaluated	(347,045,676)
Subtotal	(383,011,741)
Net loans principal, interest and financing service fee receivables	¥ 3,652,084,325